INCOME TAXES - Summary of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
U.S. federal statutory income tax rate amount			$ (27)	$ (520)	$ (182)
Tax on global activities including exports amount			(83)	(24)	(158)
U.S. business credits(a) amount			(208)	(187)	(136)
Valuation allowances amount			774	951	390
State taxes, net of federal benefit amount			(46)	(31)	(37)
Uncertain tax positions amount			(61)	(33)	(55)
All other – net amount			(5)	92	38
Total amount			371	768	42
Actual income tax rate amount			$ 344	$ 248	$ (140)
U.S. federal statutory income tax rate percentage			21.00%	21.00%	21.00%
Tax on global activities including exports percentage			64.00%	1.00%	18.30%
U.S. business credits(a) percentage			160.00%	7.60%	15.70%
Valuation allowances percentage			(594.50%)	(38.50%)	(45.20%)
State taxes, net of federal benefit percentage			35.30%	1.30%	4.30%
Uncertain tax positions percentage			47.20%	1.30%	6.40%
All other – net percentage			2.90%	(3.70%)	(4.30%)
Total percentage	(10.40%)	16.60%	(285.10%)	(31.00%)	(4.80%)
Actual income tax rate percentage			(264.10%)	(10.00%)	16.20%